Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2020
Guarantees
Guarantees
end of	Maturity less than 1 year	[1]	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	[1]	Total gross amount	Total net amount	[2]	Carrying value	Collateral received
2020 (CHF million)
Credit guarantees and similar instruments	1,645		649	203	582		3,079	3,016		27	1,637
Performance guarantees and similar instruments	3,607		1,885	526	514		6,532	5,601		30	2,535
Derivatives [3]	10,531		3,921	698	1,423		16,573	16,573		380	–	[4]
Other guarantees	3,555		996	421	1,171		6,143	6,130		85	3,725
Total guarantees	19,338		7,451	1,848	3,690		32,327	31,320		522	7,897
2019 (CHF million)
Credit guarantees and similar instruments	1,813		252	185	864		3,114	3,061		10	1,655
Performance guarantees and similar instruments	4,407		3,059	668	723		8,857	7,833		31	2,793
Derivatives [3]	13,194		2,665	695	690		17,244	17,244		295	–	[4]
Other guarantees	3,507		1,386	367	1,243		6,503	6,457		64	4,003
Total guarantees	22,921		7,362	1,915	3,520		35,718	34,595		400	8,451
1 Prior period has been corrected.
2 Total net amount is computed as the gross amount less any participations.
3
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

4 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2020 (CHF million)
Irrevocable commitments under documentary credits	3,915	97	0	0	4,012	3,963		2,404
Irrevocable loan commitments [2]	19,813	48,855	39,605	10,749	119,022	115,116		53,039
Forward reverse repurchase agreements	17	0	0	0	17	17		17
Other commitments	135	1,418	9	381	1,943	1,943		19
Total other commitments	23,880	50,370	39,614	11,130	124,994	121,039		55,479
2019 (CHF million)
Irrevocable commitments under documentary credits	4,434	163	0	0	4,597	4,518		3,077
Irrevocable loan commitments [2]	27,145	38,974	48,856	10,152	125,127	120,436		60,118
Forward reverse repurchase agreements	41	0	0	0	41	41		41
Other commitments	630	121	121	58	930	930		127
Total other commitments	32,250	39,258	48,977	10,210	130,695	125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 130,877 million and CHF 128,294 million of unused credit limits as of December 31, 2020 and 2019, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	[1]	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	[1]	Total gross amount	Total net amount	[2]	Carrying value	Collateral received
2020 (CHF million)
Credit guarantees and similar instruments	1,645		653	203	582		3,083	3,020		27	1,637
Performance guarantees and similar instruments	3,607		1,885	526	514		6,532	5,601		30	2,535
Derivatives [3]	10,531		3,921	698	1,423		16,573	16,573		380	–	[4]
Other guarantees	3,555		996	421	1,171		6,143	6,130		85	3,725
Total guarantees	19,338		7,455	1,848	3,690		32,331	31,324		522	7,897
2019 (CHF million)
Credit guarantees and similar instruments	1,813		252	189	864		3,118	3,065		10	1,655
Performance guarantees and similar instruments	4,407		3,059	668	723		8,857	7,833		31	2,793
Derivatives [3]	13,194		2,665	695	690		17,244	17,244		295	–	[4]
Other guarantees	3,507		1,386	367	1,243		6,503	6,457		64	4,003
Total guarantees	22,921		7,362	1,919	3,520		35,722	34,599		400	8,451
1 Prior period has been corrected.
2 Total net amount is computed as the gross amount less any participations.
3
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

4 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2020 (CHF million)
Irrevocable commitments under documentary credits	3,915	97	0	0	4,012		3,963		2,404
Irrevocable loan commitments	19,813	48,855	39,605	10,749	119,022	[2]	115,116		53,039
Forward reverse repurchase agreements	17	0	0	0	17		17		17
Other commitments	135	1,418	9	381	1,943		1,943		19
Total other commitments	23,880	50,370	39,614	11,130	124,994		121,039		55,479
2019 (CHF million)
Irrevocable commitments under documentary credits	4,434	163	0	0	4,597		4,518		3,077
Irrevocable loan commitments	27,145	38,974	48,856	10,152	125,127	[2]	120,436		60,118
Forward reverse repurchase agreements	41	0	0	0	41		41		41
Other commitments	630	121	121	58	930		930		127
Total other commitments	32,250	39,258	48,977	10,210	130,695		125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 130,965 million and CHF 128,295 million of unused credit limits as of December 31, 2020 and 2019, respectively, which were revocable at the Bank's sole discretion upon notice to the client.